Vista Outdoor Inc. - 10-K Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%
Vista Outdoor Inc.
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate			21.00%	21.00%	21.00%
State income taxes, net of federal impact			(2.50%)	14.20%	3.90%
Foreign Derived Intangible Income (FDII)			37.70%	(13.10%)	(1.00%)
Nondeductible goodwill impairment			(30.20%)	110.10%	0.00%
Nondeductible earnouts			(15.30%)	(7.50%)	0.20%
Change in tax contingency			47.00%	(1.40%)	(0.70%)
Other			4.30%	(4.10%)	0.40%
Effective income tax rate	20.10%	23.00%	62.00%	119.20%	23.80%